BB&T

       Growth and Income Fund

Portfolio Manager

                                    [PHOTO]

Rick B. Jones, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, LLC.

                              Performance Overview

                                    [GRAPHIC]

                BB&T Growth and Income Fund       Russell 1000 Value Index
    6/3/97                 10,000                         10,000
 6/30/1997                 10,422                         10,429
12/31/1997                 11,996                         11,980
12/31/1998                 13,599                         13,852
12/31/1999                 13,076                         14,870
12/31/2000                 14,180                         15,913
12/31/2001                 14,203                         15,023
 6/30/2002                 13,117                         14,306

Aggregate Total Returns (Inception 6/3/97)
                        1 Year    5 Year   Since Inception
   BB&T Growth
     and Income Fund    -7.34%    4.71%        5.49%
   Russell 1000
     Value Index       - 8.95%    6.53%        7.30%

The chart represents a hypothetical investment in the BB&T Growth and Income Fund. (The returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the Fund perform?

The BB&T Growth & Income Variable Annuity Fund provided a total return of -7.64% for the six-month period that ended June 30, 2002. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index lost 11.69%, the S&P 500 Index fell 13.15% and the Russell 1000 Value Index/1/ declined 4.78%.

Q. What factors contributed to the Fund's performance?

Simply put, we outperformed the S&P 500 Index because of our value orientation. Value stocks did much better than growth stocks during the period, continuing a trend that began with the unraveling of the large-cap growth sector in March 2000.

We also were helped by judicious stock selection in such sectors as consumer discretionary and industrials; the performance of individual stocks helped us as much as our sector weightings and value orientation. Newell Rubbermaid (2.3% of the portfolio's assets)/2/ and Norfolk Southern (1.5%) were strong performers for the Fund.

Even where some of our individual holdings proved unfortunate, the diversified nature of our portfolio proved valuable. Up until this year, we had avoided such disasters as Enron and Global Crossing. In recent months, our performance was compromised by modest holdings in Worldcom (all shares sold) and Xcel Energy (1.4%). Nevertheless, the Fund owns roughly 70 individual issues, and this diversification kept our disappointments from doing much damage to overall performance.

As of June 30, 2002, the portfolio's five largest holdings were Emerson Electric (2.5%), Bank of America (2.4%), Newell Rubbermaid (2.3%), Merck (2.3%) and TXU (2.2%).

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of June 30, our yield was 2.2%, versus 1.6% for the S&P 500.

Q. What is your outlook for the remainder of 2002?

We feel that the Federal Reserve's monetary policy is still in the process of taking hold; historically, the Fed's actions take 12 to 18 months before their full economic impact is felt. In the corporate arena, we think earnings will probably show positive, year-over-year growth by the fourth quarter, reflecting an economic recovery that is taking shape faster and more robustly than falling equity prices would indicate. But there are still a few wild cards to consider: the continued impact of terrorism and the cost of the war on terrorism; how strong earnings recovery will be in the third and fourth quarter; and the dollar's weakness, which is not by itself necessarily bad, although a dramatic weakening could be a problem.

/1/ The performance of BB&T Growth and Income Fund is measured against the Russell 1000 Value Index, which measures the performance of the 1000 largest of the 3000 largest U.S. -domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does not reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

/2/ The Fund's portfolio composition is subject to change.

BB&T

       Capital Appreciation Fund

Portfolio Manager

                                    [PHOTO]

David Nolan
Senior Vice President
BB&T Asset Management, LLC.

                              Performance Overview

                                   [GRAPHIC]

                       BB&T Capital        Russell MidCap        S&P 500
                    Appreciation Fund      Growth TR(Index)     TR (Index)
10/15/2001               10,000                10,000             10,000
12/31/2001               10,700                11,498             10,861
 6/30/2002               10,220                 9,232              9,432

Aggregate Total Returns (Inception 10/14/01)
                              Since Inception
  BB&T Capital
   Appreciation Fund              2.20%
  Russell Mid Cap Growth Index   -7.68%
  S&P 500 Index                  -5.68%

The chart represents a hypothetical investment in the BB&T Capital Appreciation Fund. (The returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the Fund perform?

For the six-month period that ended June 30, 2002, the BB&T Capital Appreciation Variable Insurance Fund provided a total return of -4.49%. In comparison, the Russell Mid Cap Growth Index/1/ fell 19.70%, and the S&P 500/2/ lost 13.15%.

Q. What factors contributed to the Fund's performance?

Overall, good sector selection was a positive contributor to our performance.
We benefited from being underweighted in technology stocks, an area that did poorly, and overweighted in the consumer discretionary sector, which did relatively well. Some of our better-performing retail holdings included Michaels Stores (2.7% of the portfolio's assets)/3/, Dollar Tree (2.7%) and Family Dollar Stores (2.6%). The last two companies specialize in the discount retail arena, which many consumers find attractive these days.

Overall, good selection was a positive contributor to our strong, relative outperformance. In the health care services area, we owned a broad spectrum of HMOs, medical supplies, hospitals and lab testing companies - such as Patterson Dental (2.9%), Wellpoint Health Networks (2.4%) and First Health Group (2.3%).

In a difficult market environment, our investment discipline also served us well and underscored the potential benefits of active management over indexing. Market indices are blind, while an active fund manager can buy and sell stocks based on their merits. For example, we owned shares in Expedia (all shares sold), the online reservation company. During the most recent period, we liquidated our position when we determined that Expedia's competitive landscape was becoming more challenging. Our decision to sell (for a 100% capital gain) was a good one, as Expedia's stock price began to slide.

As of June 30, 2002, the portfolio's five largest holdings were Choicepoint, Inc. (3.4%), Career Education (3.2%), Apollo Group, Inc. (3.2%), Patterson Dental (2.9%) and Willis Group (2.9%).

Q. What is your outlook for the remainder of 2002?

Despite stocks' bumpy ride this year, we are still positive about the market's intermediate-term prospects. The third quarter is somewhat precarious, from the standpoint that we don't expect to see significant earnings increases in the near term. But once we get through the third quarter, the fourth quarter should produce favorable year-over-year earnings growth. This development, along with continued strengthening in the economy, should be reflected in higher stock prices.

/1/ The performance of BB&T Capital Appreciation Fund is measured against the Russell Mid Cap Growth Index, a recognized, unmanaged index of common stocks of mid-sized companies. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does not reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

/2/ The S&P 500 is a widely recognized, unmanaged index of common stocks. The benchmark for the Capital Appreciation Fund has changed from the S&P 500 Index to the Russell Mid Cap Growth Index to provide a better comparison for the Fund's investment policies.

/3/ The Fund's portfolio composition is subject to change.

BB&T

 Large Company Growth Fund

Portfolio Managers

          James L. Luke, CFA
       Senior Vice President       [PHOTO]
 BB&T Asset Management, LLC.

            Charles Ryan
[PHOTO]     Director of Growth Equity
            BB&T Asset Management, LLC.

            Performance Overview

                                   [GRAPHIC]

             BB&T Large Company Growth Fund      S&P 500 TR (Index)
10/15/2001                10,000                       10,000
12/31/2001                10,830                       10,861
 6/30/2002                 8,620                        9,432

Aggregate Total Returns (Inception 10/14/01)

                         Since Inception

BB&T Large Company
 Growth Fund               -13.80%
S&P 500 Index              - 5.68%

The chart represents a hypothetical investment in the BB&T Large Company Growth Fund. (The returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the Fund perform?
For the six-month period that ended June 30, 2002, the BB&T Large Company Growth Variable Insurance Fund provided a total return of -20.41%. In comparison, the S&P 500 Index/1/ fell 13.15%, and the Russell 1000 Growth Index lost 20.80%.

Q. What factors contributed to the Fund's performance?
In the first six months of 2002, the best place to be invested was in small-company value stocks. The worst place was in the large-company growth sector, which is where our mandate leads us to invest.

Nearly all of the damage to stock prices took place in the second calendar quarter. What went wrong was a spate of bad news. We had more reports of accounting discrepancies among some of the most respected names in corporate America. We had more rating agencies downgrading debt more quickly, which produced concerns about liquidity and potential loss of capital.

Normal sector weightings also were a drag on performance. The large company growth sector is very heavily invested in health care and information technology, and both areas were weak during the period.

Among the Fund's bright spots was the consumer discretionary sector, which did relatively well, as consumers continued to spend money and provide leadership in the U.S. economy. It helped that we were overweighted in consumer discretionary stocks such as Bed Bath & Beyond (2.9% of the portfolio's assets)/2/, Wal-Mart (2.1%), Lowes (2.5%) and Harley Davidson (2.2%).

As of June 30, 2002, the portfolio's five largest holdings were Boston Scientific (3.1%), Bed Bath & Beyond (2.9%), United Health Group (2.7%), eBay (2.7%) and Wellpoint Health Networks (2.6%).

Q. What is your outlook for the remainder of 2002?
In recent months, we anticipated that the dollar would weaken relative to many foreign currencies and we've emphasized companies that either have a higher component of foreign sales or would otherwise benefit from a weakening dollar. In addition, because we anticipate that the economy will strengthen later this year, we have cautiously approached the market looking for companies with greater economic sensitivity, companies that would benefit from an upturn in the economy. Sector weights relative to the Russell 100 Growth Index remain close to neutral, but we intend to add to the technology sector as evidence mounts that sales and earnings growth are improving.

 /1/ The performance of BB&T Large Company Growth Fund is measured against the
     S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does not reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 /2/ The Fund's portfolio composition is subject to change.

BB&T

 Capital Manager Aggressive Growth Fund

Portfolio Manager

 [PHOTO]

 David Ellis
 Senior Vice President
 BB&T Asset Management, LLC.

         Performance Overview

         [GRAPHIC]

                   BB&T Capital Manager          S&P 500
                  Aggressive Growth Fund          Index
  5/1/2001               10,000                  10,000
12/31/2001                9,190                   9,276
 6/30/2002                8,309                   8,055

 Aggregate Total Returns (Inception 5/1/01)

                         1 Year  Since Inception
 BB&T Capital Manager
   Agg. Growth Fund      -13.96%     - 14.71%
 S&P 500 Index           -17.99%     - 16.92%

 The chart represents a hypothetical investment in the BB&T Capital Manager Aggressive Growth Fund. (The returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the Fund perform?
For the six-month period that ended June 30, 2002, the BB&T Capital Manager Aggressive Growth Variable Insurance Fund provided a total return of -9.59%. In comparison, the S&P 500 Index/1/ fell 13.15%.

Q. What factors contributed to the Fund's performance?
The story of this fund is that we take full advantage of the potential benefits of asset allocation and diversification, by owning shares of other BB&T equity and fixed-income mutual funds that are, themselves, broadly diversified. During rough and volatile periods in the stock market, such as the last six months, we periodically rebalance the Fund's allocations back to predetermined targets, in an effort to leverage volatility, rather than be punished by it.

In the 1990s, many investors developed a very narrow focus of the market, concentrating on a handful of very large companies, mostly in the growth sector. But times change, and the stocks that comprise the S&P 500 Index are not the only investments that should be considered. In recent months, especially, investors have discovered that there are many areas not represented by these very large companies.

With our Fund, we look at all sectors of the market, including mid-size, small and international companies. We recognize that the foundation of a sensible investing program is to have exposure across these sectors. During the period, our underlying BB&T Mid Cap Value Fund turned in the best performance, followed by the BB&T International Equity Fund.

As of June 30, 2002, the portfolio's five largest allocations in underlying BB&T portfolios were the Large Company Value Fund (30.8% of the portfolio's assets) /2/, the Large Company Growth Fund (20.6%), the International Equity Fund (15.1%), the Equity Index Fund (12.8%), and the Mid Cap Value Fund (6.9%).

Q. What is your outlook for the remainder of 2002?
The news about the U.S. economy in general is pretty good. Interest rates remain very low and inflation continues to be not a problem. The question is, just how strong is the economy and how strong will it be over the next six months? The overriding story right now is erosion in investor confidence. Based on recent news, investors wonder whether they can believe corporate executives and companies' financial reports. With the way things are, investors don't know how to evaluate risk, so they're been leaving the stock market. Looking ahead, however, we believe that as corporate earnings improve later in the year, investor confidence could be restored and investors could return to the stock market.

 /1/ The performance of BB&T Capital Manager Aggressive Growth Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does not reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 /2/ The Fund's portfolio composition is subject to change.

--------------------------------------------------------------------------------
 BB&T Growth and Income Fund
--------------------------------------------------------------------------------
 Schedule of Portfolio Investments
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                                 Value
 ------                                                             -----------
 Common Stocks (99.3%):
         Aerospace/Defense (3.3%):
 18,900  Parker-Hannifin Corp. ...............................      $   903,231
 38,000  Raytheon Co. ........................................        1,548,500
                                                                    -----------
                                                                      2,451,731
                                                                    -----------
         Automobiles & Trucks (0.9%):
 40,733  Ford Motor Co. ......................................          651,728
                                                                    -----------
         Banking & Finance (16.4%):
 17,150  A.G.Edwards, Inc. ...................................          666,621
 25,000  American Express Co. ................................          908,000
 25,000  Bank of America Corp. ...............................        1,758,999
 20,000  Bank One Corp. ......................................          769,600
 22,333  Citigroup, Inc. .....................................          865,404
 25,500  Franklin Resources, Inc. ............................        1,087,320
 30,000  ING Groep NV -- ADR ..................................         762,900
 45,090  J.P. Morgan Chase & Co. .............................        1,529,453
 20,000  PNC Financial Services Group ........................        1,045,600
 23,000  SunTrust Banks, Inc. ................................        1,557,560
 30,000  Washington Mutual, Inc. .............................        1,113,300
                                                                    -----------
                                                                     12,064,757
                                                                    -----------
         Banking & Financial Services (2.2%):
 19,000  Fannie Mae ..........................................        1,401,250
  5,000  Wells Fargo & Co. ...................................          250,300
                                                                    -----------
                                                                      1,651,550
                                                                    -----------
         Business Equipment & Services (2.2%):
 41,000  Pitney Bowes, Inc. ..................................        1,628,520
                                                                    -----------
         Chemicals (1.8%):
 26,000  Air Products & Chemicals, Inc. ......................        1,312,220
                                                                    -----------
         Computer Software (0.6%):
 15,200  Adobe Systems, Inc. .................................          433,200
                                                                    -----------
         Computers (5.3%):
 30,400  Avnet, Inc. .........................................          668,496
 18,000  Electronic Data Systems Corp. .......................          668,700
 38,200  Hewlett-Packard Co. .................................          583,696
 12,800  IBM Corp. ...........................................          921,600
 28,000  Intel Corp. .........................................          511,560
 10,000  Microsoft Corp. (b) .................................          547,000
                                                                    -----------
                                                                      3,901,052
                                                                    -----------
         Consumer Goods & Services (6.3%):
 21,400  Johnson & Johnson ...................................        1,118,364
 25,000  Kimberly-Clark Corp. ................................        1,550,000
 48,600  Newell Rubbermaid, Inc. .............................        1,703,916
  3,000  Procter & Gamble Co. ................................          267,900
                                                                    -----------
                                                                      4,640,180
                                                                    -----------
         Diversified Products (2.1%):
 18,000  E.I. duPont de Nemours and Co. ......................          799,200
 18,000  Philip Morris Companies, Inc. .......................          786,240
                                                                    -----------
                                                                      1,585,440
                                                                    -----------
         Electronics (2.5%):
 34,500  Emerson Electric Co. ................................        1,846,095
                                                                    -----------
         Food & Beverage (1.2%):
 18,000  PepsiCo, Inc. .......................................          867,600
                                                                    -----------
         Food & Related (2.8%):
 78,452  Sara Lee Corp. ......................................        1,619,249
 17,800  SUPERVALU, Inc. .....................................          436,634
                                                                    -----------
                                                                      2,055,883
                                                                    -----------
         Forest & Paper Products (1.9%):
 22,000  Weyerhaeuser Co. ....................................        1,404,700
                                                                    -----------
         Insurance (7.2%):
 39,500  Aon Corp. ...........................................        1,164,460
 11,000  Cigna Corp. .........................................        1,071,620
 27,200  Lincoln National Corp. ..............................        1,142,400
 21,800  SAFECO Corp. ........................................          673,402
 31,600  St. Paul Companies, Inc. ............................        1,229,872
                                                                    -----------
                                                                      5,281,754
                                                                    -----------
         Leisure Time Industries (0.2%):
 13,300  Hasbro, Inc. ........................................          180,348
                                                                    -----------
         Manufacturing (1.7%):
 11,000  Illinois Tool Works, Inc. ...........................          751,300
 18,800  Sonoco Products Co. .................................          532,416
                                                                    -----------
                                                                      1,283,716
                                                                    -----------
         Media (3.8%):
 19,000  Gannett Company, Inc. ...............................        1,442,100
 73,000  The Walt Disney Co. .................................        1,379,700
                                                                    -----------
                                                                      2,821,800
                                                                    -----------
         Petroleum (8.7%):
 23,000  Anadarko Petroleum Corp. ............................        1,133,900
 17,900  ChevronTexaco Corp. .................................        1,584,150
 37,632  Exxon Mobil Corp. ...................................        1,539,901
 27,000  Phillips Petroleum Co. ..............................        1,630,976
  9,500  Royal Dutch Petroleum Co. -- NY .....................          525,065
                                                                    -----------
                                                                      6,413,992
                                                                    -----------
         Pharmaceuticals (5.9%):
 26,200  Abbott Laboratories .................................          986,430
 11,600  Bristol-Myers Squibb Co. ............................          298,120
 33,000  Merck & Company, Inc. ...............................        1,671,120
 17,000  Mylan Laboratories, Inc. ............................          532,950
 35,000  Schering-Plough Corp. ...............................          861,000
                                                                    -----------
                                                                      4,349,620
                                                                    -----------
         Photographic Equipment and Supplies (1.0%):
 26,000  Eastman Kodak Co. ...................................          758,420
                                                                    -----------
         Railroad (1.5%):
 48,200  Norfolk Southern Corp. ..............................        1,126,916
                                                                    -----------
         Retail (4.5%):
 30,400  Albertson's, Inc. ...................................          925,984
 21,400  May Department Stores Co. ...........................          704,702
 20,600  V.F. Corp. ..........................................          807,726
 13,100  Whirlpool Corp. .....................................          856,216
                                                                    -----------
                                                                      3,294,628
                                                                    -----------
         Telecommunications (2.9%):
 31,424  Agilent Technologies, Inc. (b) ......................          743,178
 15,000  BCE, Inc. ...........................................          261,300
 80,000  Corning, Inc. .......................................          284,000


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Growth and Income Fund
--------------------------------------------------------------------------------
 Schedule of Portfolio Investments -- (continued)
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                      Value
--------                                                   ---------
Common Stocks -- (continued)
         Telecommunications -- (continued)
 60,000  Motorola, Inc. ..............................    $    865,200
                                                          ------------
                                                             2,153,678
                                                          ------------

         Transportation (1.4%):
 19,000  FedEx Corp. .................................       1,014,600
                                                          ------------

         Utilities (11.0%):
 94,150  AT&T Corp. ..................................       1,007,405
 45,800  BellSouth Corp. .............................       1,442,700
 20,000  Duke Energy Corp. ...........................         622,000
 30,200  National Fuel Gas Co. .......................         679,802
 31,400  SBC Communications, Inc. ....................         957,700
 65,000  Sprint Corp. ................................         689,650
 32,000  TXU Corp. ...................................       1,649,600
 61,910  Xcel Energy, Inc. ...........................       1,038,231
                                                          ------------
                                                             8,087,088
                                                          ------------
         Total Common Stocks .........................      73,261,216
                                                          ------------

Investment Companies (1.0%):
734,320  Federated Prime Cash Obligation Fund ........         734,320
                                                          ------------

Total Investments (Cost $74,069,464) (a) -- 100.3% ...      73,995,536
Liabilities in excess of other assets -- (0.3)% ......        (223,207)
                                                          ------------
NET ASSETS -- 100.0% .................................    $ 73,772,329
                                                          ============

-------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation as follows:

        Unrealized appreciation .............   $ 8,702,774
        Unrealized depreciation .............    (8,776,702)
                                                -----------
        Net unrealized depreciation .........   $   (73,928)
                                                ===========

(b) Represents non-income producing securities.

ADR -- American Depository Receipt


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Growth and Income Fund
--------------------------------------------------------------------------------
 Statement of Assets and Liabilities
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $74,069,464) .............................  $ 73,995,536
   Dividends receivable .................................................       138,693
   Prepaid expenses .....................................................         4,127
                                                                           ------------
        Total Assets ....................................................    74,138,356
                                                                           ------------
Liabilities:
   Dividends payable ....................................................       298,629
   Accrued expenses and other payables:
     Investment advisory fees ...........................................        37,549
     Other fees .........................................................        29,849
                                                                           ------------
        Total Liabilities ...............................................       366,027
                                                                           ------------
Net Assets:
   Capital ..............................................................    76,843,956
   Accumulated net investment loss ......................................        (4,791)
   Accumulated net realized losses from investment transactions .........    (2,992,908)
   Net unrealized depreciation from investments .........................       (73,928)
                                                                           ------------
        Net Assets ......................................................  $ 73,772,329
                                                                           ============
Outstanding units of beneficial interest (shares) .......................     6,432,143
                                                                           ============
Net asset value -- offering and redemption price per share ..............  $      11.47
                                                                           ============


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Growth and Income Fund
--------------------------------------------------------------------------------
 Statement of Operations
 For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividend income .............................................................   $     832,175
                                                                                   -------------
        Total investment income ................................................         832,175
                                                                                   -------------
Expenses:
   Investment advisory fees ....................................................         293,113
   Administration fees .........................................................          79,220
   Custodian fees ..............................................................           6,261
   Other fees ..................................................................          68,230
                                                                                   -------------
   Total expenses before voluntary reductions ..................................         446,824
   Expenses voluntarily reduced by the investment advisor and administrator ....        (114,868)
                                                                                   -------------
     Net expenses ..............................................................         331,956
                                                                                   -------------
   Net investment income .......................................................         500,219
                                                                                   -------------
Realized/Unrealized Gains (Losses) from Investments:
   Net realized losses from investment transactions ............................        (639,933)
   Change in unrealized appreciation (depreciation) from investments ...........      (6,034,987)
                                                                                   -------------
   Net realized/unrealized losses from investments .............................      (6,674,920)
                                                                                   -------------
   Change in net assets resulting from operations ..............................   $  (6,174,701)
                                                                                   =============

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Growth and Income Fund
--------------------------------------------------------------------------------
 Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                            For the Six      For the Year
                                                                            Months Ended        Ended
                                                                           June 30, 2002   December 31, 2001
                                                                           -------------   -----------------
                                                                            (Unaudited)
From Investment Activities:

Operations:
   Net investment income ................................................  $    500,219      $     989,538
   Net realized losses from investment transactions .....................      (639,933)        (1,981,071)
   Change in unrealized appreciation (depreciation) from investments ....    (6,034,987)         1,355,166
                                                                           ------------      -------------
   Change in net assets resulting from operations .......................    (6,174,701)           363,633
                                                                           ------------      -------------
Distributions to Shareholders:
   Net investment income ................................................      (501,723)          (982,108)
                                                                           ------------      -------------
   Change in net assets from shareholder dividends ......................      (501,723)          (982,108)
                                                                           ------------      -------------
Capital Transactions:
   Proceeds from shares issued ..........................................     5,434,378         17,785,701
   Dividends reinvested .................................................       466,463            841,636
   Cost of shares redeemed ..............................................    (3,247,726)          (888,711)
                                                                           ------------      -------------
   Change in net assets from capital transactions .......................     2,653,115         17,738,626
                                                                           ------------      -------------
   Change in net assets .................................................    (4,023,309)        17,120,151
                                                                           ------------      -------------
Net Assets:
   Beginning of Period ..................................................    77,795,638         60,675,487
                                                                           ------------      -------------
   End of Period ........................................................  $ 73,772,329      $  77,795,638
                                                                           ============      =============
Share Transactions:
   Issued ...............................................................       432,338          1,435,124
   Reinvested ...........................................................        36,825             69,365
   Redeemed .............................................................      (261,095)           (74,701)
                                                                           ------------      -------------
   Change in shares .....................................................       208,068          1,429,788
                                                                           ============      =============

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
   BB&T Growth and Income Fund
--------------------------------------------------------------------------------
   Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                              For the Six              For the Year Ended             June 3, 1997
                                                              Months Ended                December 31,                    thru
                                                                 June 30,    ---------------------------------------  December 31,
                                                                  2002         2001      2000      1999       1998      1997 (a)
                                                              ------------   --------  --------  --------   --------  -------------
                                                              (Unaudited)
Net Assets Value, Beginning of Period ......................   $  12.50      $  12.66  $  12.46  $  13.30   $  11.88   $   10.00
                                                               --------      --------  --------  --------   --------   ---------
Investment Activities:
   Net investment income ...................................       0.08          0.17      0.39      0.18       0.16        0.10
   Net realized and unrealized gains (losses)
     from investment transactions ..........................      (1.03)        (0.16)     0.63     (0.69)      1.42        1.89
                                                               --------      --------  --------  --------   --------   ---------
   Total from Investment Activities ........................      (0.95)         0.01      1.02     (0.51)      1.58        1.99
                                                               --------      --------  --------  --------   --------   ---------
Dividends:
   Net investment income ...................................      (0.08)        (0.17)    (0.42)    (0.15)     (0.16)      (0.11)
   Net realized gains ......................................         --            --     (0.40)    (0.18)        --          --
                                                               --------      --------  --------  --------   --------   ---------
   Total Dividends .........................................      (0.08)        (0.17)    (0.82)    (0.33)     (0.16)      (0.11)
                                                               --------      --------  --------  --------   --------   ---------
Net Assets, End of Period ..................................   $  11.47      $  12.50  $  12.66  $  12.46   $  13.30   $   11.88
                                                               ========      ========  ========  ========   ========   =========
Total Return ...............................................      (7.64%)(b)     0.16%     8.45%    (3.85%)    13.36%      19.96%(b)

Ratios/Supplementary Data:
   Net Assets, End of Period (000) .........................   $ 73,772      $ 77,796  $ 60,675  $ 52,525   $ 49,062   $  28,829
   Ratio of expenses to average net assets .................       0.84%(c)      0.86%     0.86%     0.87%      0.91%       0.91%(c)
   Ratio of net investment income to average
     net assets ............................................       1.26%(c)      1.17%     3.13%     1.43%      1.37%       1.68%(c)
   Ratio of expenses to average net assets* ................       1.13%(c)      1.15%     1.13%     1.16%      1.24%       2.31%(c)
   Portfolio turnover ......................................       4.10%        14.47%    25.46%    11.98%      2.77%       7.75%

-------------------

   * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Appreciation Fund
--------------------------------------------------------------------------------
 Schedule of Portfolio Investments
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                              Security
Shares                      Description                              Value
------- --------------------------------------------------------  -----------
Common  Stocks (94.0%):
        Analytical Instruments (2.5%):
 6,900  Varian Medical Systems, Inc. (b) .......................  $   279,795
                                                                  -----------
        Computer Services (7.8%):
 5,400  Affiliated Computer Services, Inc. (b) .................      256,392
 8,333  ChoicePoint, Inc. (b) ..................................      378,902
 9,400  SunGard Data Systems, Inc. (b) .........................      248,912
                                                                  -----------
                                                                      884,206
                                                                  -----------

        Computer Software (4.7%):
 4,550  Electronic Arts, Inc. (b) ..............................      300,528
 7,100  Symantec Corp. (b) .....................................      233,235
                                                                  -----------
                                                                      533,763
                                                                  -----------

        Distribution Services (2.4%):
 7,000  Fastenal Co. ...........................................      269,570
                                                                  -----------
        Educational Services (6.4%):
 9,150  Apollo Group, Inc. -- Class A (b) ......................      360,693
 8,100  Career Education Corp. (b) .............................      364,500
                                                                  -----------
                                                                      725,193
                                                                  -----------

        Electronic Components --
        Semiconductors (11.3%):
 9,200  Fairchild Semiconductor Corp.-- Class A (b) ............      223,560
 5,500  International Rectifier Corp. (b) ......................      160,325
 4,950  KLA-Tencor Corp. (b) ...................................      217,751
 8,250  Microchip Technology, Inc. (b) .........................      226,297
 7,550  National Semiconductor Corp. (b) .......................      220,234
10,000  Vishay Intertechnology, Inc. (b) .......................      220,000
                                                                  -----------
                                                                    1,268,167
                                                                  -----------

        Financial Services (4.4%):
 3,600  Affiliated Managers Group, Inc. (b) ....................      221,400
 4,550  Bear Stearns Companies, Inc. ...........................      278,460
                                                                  -----------
                                                                      499,860
                                                                  -----------

        Health Care (9.1%):
15,600  Caremark Rx, Inc. (b) ..................................      257,400
 9,400  First Health Group Corp. (b) ...........................      263,576
 4,700  Universal Health Services, Inc. -- Class B (b) .........      230,300
 3,500  Wellpoint Health Networks, Inc. (b) ....................      272,335
                                                                  -----------
                                                                    1,023,611
                                                                  -----------

        Insurance (2.9%):
 9,900  Willis Group Holdings Ltd. (b) .........................      325,809
                                                                  -----------
        Media (2.3%):
 7,900  Westwood One, Inc.......................................      264,018
                                                                  -----------
        Medical Equipment & Supplies (5.3%):
 5,700  Laboratory Corp. of America Holdings (b) ...............      260,205
 6,600  Patterson Dental Co. (b) ...............................      332,178
                                                                  -----------
                                                                      592,383
                                                                  -----------

        Oil & Gas Exploration Products &
        Services (5.7%):
 5,600  Cooper Cameron Corp. (b) ...............................  $   271,152
 7,100  Patterson-UTI Energy, Inc. (b) .........................      200,433
11,000  Pride International, Inc. (b) ..........................      172,260
                                                                  -----------
                                                                      643,845
                                                                  -----------

        Pharmaceuticals (6.2%):
 3,800  Cephalon, Inc. (b) .....................................      171,760
 7,400  Gilead Sciences, Inc. (b) ..............................      243,312
10,700  Omnicare, Inc. .........................................      280,982
                                                                  -----------
                                                                      696,054
                                                                  -----------

        Residential Building Construction (3.6%):
 4,500  Lennar Corp. ...........................................      275,400
   400  NVR, Inc. (b) ..........................................      129,200
                                                                  -----------
                                                                      404,600
                                                                  -----------

        Restaurants (2.7%):
12,150  Darden Restaurants, Inc.................................      300,105
                                                                  -----------
        Retail (14.4%):
 7,800  Dollar Tree Stores, Inc. (b) ...........................      307,397
 8,300  Family Dollar Stores, Inc...............................      292,575
 7,700  Michaels Stores, Inc. (b) ..............................      300,300
 8,700  O'Reilly Automotive, Inc. (b) ..........................      239,772
15,000  PETsMART, Inc. (b) .....................................      240,600
 6,000  Ross Stores, Inc. ......................................      244,500
                                                                  -----------
                                                                    1,625,144
                                                                  -----------

        Telecommunication -- Equipment (2.3%):
 7,100  Harris Corp ............................................      257,304
                                                                  -----------
        Total Common Stocks ....................................   10,593,427
                                                                  -----------
Investment Companies (6.1%):
208,047 Federated Government Obligations Fund ..................      208,047
479,458 Federated Prime Cash Obligation Fund ...................      479,458
                                                                  -----------

Total Investment Companies .....................................      687,505
                                                                  -----------
Total Investments (Cost $10,505,250) (a) -- 100.1% .............   11,280,932
Liabilities in excess of other assets -- (0.1)% ................      (11,695)
                                                                  -----------
NET ASSETS -- 100.0% ...........................................   11,269,237
                                                                  ===========

------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation as follows:

        Unrealized appreciation ...............................   $ 1,209,177
        Unrealized depreciation ...............................      (433,495)
                                                                  -----------
        Net unrealized appreciation ...........................   $   775,682
                                                                  ===========
(b)  Represents non-income producing securities.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Appreciation Fund
--------------------------------------------------------------------------------
 Statement of Assets and Liabilities
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $10,505,250) .................................... $ 11,280,932
   Dividends receivable ........................................................        1,350
   Prepaid expenses ............................................................          560
                                                                                 ------------
        Total Assets: ..........................................................   11,282,842
                                                                                 ------------
Liabilities:
   Accrued expenses and other payables:
     Investment advisory fees ..................................................        3,294
     Other fees ................................................................       10,311
                                                                                 ------------
        Total Liabilities: .....................................................       13,605
                                                                                 ------------
Net Assets:
   Capital .....................................................................   11,082,967
   Accumulated net investment loss .............................................      (64,511)
   Accumulated net realized losses from investment transactions ................     (524,901)
   Net unrealized appreciation from investments ................................      775,682
                                                                                 ------------
        Net Assets ............................................................. $ 11,269,237
                                                                                 ============
Outstanding units of beneficial interest (shares) ..............................    1,102,223
                                                                                 ============
Net asset value -- offering and redemption price per share ..................... $      10.22
                                                                                 ============

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Appreciation Fund
--------------------------------------------------------------------------------
 Statement of Operations
 For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividend income ..........................................................................   $    7,815
                                                                                                ----------
        Total investment income .............................................................        7,815
                                                                                                ----------
Expenses:
   Investment advisory fees .................................................................       41,207
   Administration fees ......................................................................       11,137
   Accounting fees ..........................................................................       18,547
   Audit fees ...............................................................................        6,100
   Custodian fees ...........................................................................        4,697
   Transfer agent fees ......................................................................        6,363
   Other fees ...............................................................................        5,992
                                                                                                ----------
   Total expenses before voluntary reductions ...............................................       94,043
   Expenses voluntarily reduced by the investment advisor ...................................      (21,717)
                                                                                                ----------
     Net expenses ...........................................................................       72,326
                                                                                                ----------
   Net investment loss ......................................................................      (64,511)
                                                                                                ----------
Realized/Unrealized Gains (Losses) from Investments:
   Net realized losses from investment transactions .........................................     (376,399)
   Change in unrealized appreciation (depreciation) from investments ........................      (82,936)
                                                                                                ----------
   Net realized/unrealized losses from investments ..........................................     (459,335)
                                                                                                ----------
   Change in net assets resulting from operations ...........................................   $ (523,846)
                                                                                                ==========

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Appreciation Fund
--------------------------------------------------------------------------------
 Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                  For the Six       October 14, 2001
                                                                                 Months Ended             thru
                                                                                 June 30, 2002    December 31, 2001 (a)
                                                                                 -------------    ---------------------
                                                                                  (Unaudited)
From Investment Activities:

Operations:
   Net investment loss ........................................................    $    (64,511)       $    (12,393)
   Net realized losses on investment transactions .............................        (376,399)           (148,497)
   Change in unrealized appreciation (depreciation) from investments ..........         (82,936)            858,618
                                                                                   ------------        ------------
   Change in net assets resulting from operations .............................        (523,846)            697,728
                                                                                   ------------        ------------
Capital Transactions:
   Proceeds from shares issued ................................................       1,104,033          10,065,780
   Cost of shares redeemed ....................................................         (23,669)            (50,789)
                                                                                   ------------        ------------
   Change in net assets from capital transactions .............................       1,080,364          10,014,991
                                                                                   ------------        ------------
   Change in net assets .......................................................         556,518          10,712,719

Net Assets:
   Beginning of Period ........................................................      10,712,719                  --
                                                                                   ------------        ------------
   End of Period ..............................................................    $ 11,269,237        $ 10,712,719
                                                                                   ------------        ------------
Share Transactions:
   Issued .....................................................................         102,907           1,006,533
   Redeemed ...................................................................          (2,233)             (4,984)
                                                                                   ------------        ------------
   Change in shares ...........................................................         100,674           1,001,549
                                                                                   ============        ============

____________
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Appreciation Fund
--------------------------------------------------------------------------------
 Financial Highlights

--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                 For the Six       October 14, 2001
                                                                                Months Ended             thru
                                                                                June 30, 2002    December 31, 2001 (a)
                                                                                -------------    ---------------------
                                                                                 (Unaudited)
Net Asset Value, Beginning of Period ........................................     $  10.70            $   10.00
                                                                                  --------            ---------
Investment Activities:
   Net investment loss ......................................................        (0.05)               (0.01)
   Net realized and unrealized gains (losses) from investments ..............        (0.43)                0.71
                                                                                  --------            ---------
   Total from Investment Activities .........................................        (0.48)                0.70
                                                                                  --------            ---------
Net Asset Value, End of Period ..............................................     $  10.22            $   10.70
                                                                                  ========            =========
Total Return ................................................................        (4.49%)(b)            7.00% (b)

Ratios/Supplementary Data:
   Net Assets, End of Period (000) ..........................................     $ 11,269            $  10,713
   Ratio of expenses to average net assets ..................................         1.30% (c)            1.19% (c)
   Ratio of net investment loss to average net assets .......................        (1.16%)(c)           (0.55%)(c)
   Ratio of expenses to average net assets* .................................         1.69% (c)            1.58% (c)
   Portfolio turnover .......................................................        40.57%                3.82%

_______________________
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Large Company Growth Fund
--------------------------------------------------------------------------------
 Schedule of Portfolio Investments
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                Security
 Shares                        Description                              Value
 ------  ----------------------------------------------------------  -----------
Common Stocks (98.0%):
         Banking & Financial Services (11.8%):
   3,000 Capital One Financial Corp. ..............................  $   183,150
   6,500 Concord EFS, Inc. (b) ....................................      195,910
   2,500 Fannie Mae ...............................................      184,375
   2,700 Golden West Financial Corp. ..............................      185,706
   1,800 Marsh & McLennan Companies, Inc. .........................      173,880
   3,500 Wells Fargo & Co. ........................................      175,210
                                                                     -----------
                                                                       1,098,231
                                                                     -----------

         Computer Services (2.1%):
   4,000 Affiliated Computer Services, Inc. (b) ...................      189,920
                                                                     -----------

         Computer Software (2.0%):
   2,800 Electronic Arts, Inc. (b) ................................      184,940
                                                                     -----------

         Computers (18.8%):
  13,000 Cisco Systems, Inc. (b) ..................................      181,350
   8,500 Dell Computer Corp. (b) ..................................      222,190
   4,000 eBay, Inc. (b) ...........................................      246,480
   5,000 First Data Corp. .........................................      186,000
   6,500 Intel Corp. ..............................................      118,755
   4,000 Intuit, Inc. (b) .........................................      198,880
   3,500 Microsoft Corp. (b) ......................................      191,450
  16,000 Oracle Corp. (b) .........................................      151,520
   8,000 PeopleSoft, Inc. (b) .....................................      119,040
   5,600 SAP -- ADR ...............................................      136,024
                                                                     -----------
                                                                       1,751,689
                                                                     -----------

         Electronic Components (8.0%):
   7,000 Applied Materials, Inc. (b) ..............................      133,140
   3,600 L-3 Communications Holdings, Inc. (b) ....................      194,400
  25,000 Solectron Corp. (b) ......................................      153,750
   6,000 Texas Instruments, Inc. ..................................      142,200
   5,200 Xilinx, Inc. (b) .........................................      116,636
                                                                     -----------
                                                                         740,126
                                                                     -----------

         Food & Beverage (8.5%):
   4,200 Anheuser-Busch Co. .......................................      210,000
   4,600 Kraft Foods, Inc. ........................................      188,370
   4,200 PepsiCo, Inc. ............................................      202,440
   6,000 The Pepsi Bottling Group, Inc. ...........................      184,800
                                                                     -----------
                                                                         785,610
                                                                     -----------

         Health Care (9.6%):
   3,700 HCA, Inc. ................................................      175,750
   3,200 Tenet Healthcare Corp. (b) ...............................      228,960
   2,700 UnitedHealth Group, Inc. .................................      247,185
   3,000 Wellpoint Health Networks, Inc. (b) ......................      233,430
                                                                     -----------
                                                                         885,325
                                                                     -----------

         Leisure Time Industries (2.2%):
   4,000 Harley-Davidson, Inc. ....................................      205,080
                                                                     -----------
         Manufacturing (3.9%):
   2,800 Lockheed Martin Corp. ....................................      194,600
  12,000 Tyco International Ltd. ..................................      162,120
                                                                     -----------
                                                                         356,720
                                                                     -----------

         Medical Equipment & Supplies (7.1%):
   9,500 Boston Scientific Corp. (b) ..............................      278,540
   4,700 Medtronic, Inc. ..........................................      201,395
   2,000 Quest Diagnostics, Inc. (b) ..............................      172,100
                                                                     -----------
                                                                         652,035
                                                                     -----------

         Petroleum (1.9%):
   5,500 Transocean, Inc. .........................................      171,325
                                                                     -----------
         Pharmaceuticals (5.4%):
   2,100 AmerisourceBergen Corp....................................      159,600
   3,000 Eli Lilly and Co. ........................................      169,200
   4,800 Pfizer, Inc. .............................................      168,000
                                                                     -----------
                                                                         496,800
                                                                     -----------

         Restaurants (1.8%):
   5,800 YUM! Brands, Inc. (b) ....................................      169,650
                                                                     -----------

         Retail (9.2%):
   7,000 Bed Bath & Beyond, Inc. (b) ..............................      264,180
   4,500 Best Buy, Inc. (b) .......................................      163,350
   5,000 Lowe's Companies, Inc. ...................................      227,000
   3,500 Wal-Mart Stores, Inc. ....................................      192,535
                                                                     -----------
                                                                         847,065
                                                                     -----------

         Transportation (3.7%):
   3,000 FedEx Corp. ..............................................      160,200
   2,900 Union Pacific Corp. ......................................      183,512
                                                                     -----------
                                                                         343,712
                                                                     -----------

         Utilities (2.0%):
   7,200 Waste Management, Inc. ...................................      187,560
                                                                     -----------

         Total Common Stocks ......................................    9,065,788
                                                                     -----------
Investment Companies (0.6%):
  55,525 Federated Prime Cash Obligation Fund .....................       55,525
                                                                     -----------

Total Investments (Cost $9,766,023) (a) -- 98.6% ..................    9,121,313
Other assets in excess of liabilities -- 1.4% .....................      127,122
                                                                     -----------
NET ASSETS -- 100.0% ..............................................  $ 9,248,435
                                                                     ===========

___________________

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation as follows:

      Unrealized appreciation .......................   $     467,365
      Unrealized depreciation .......................      (1,112,075)
                                                        -------------
      Net unrealized depreciation ...................   $    (644,710)
                                                        =============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Large Company Growth Fund
--------------------------------------------------------------------------------
 Statement of Assets and Liabilities
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $9,766,023) ....................................    $ 9,121,313
   Dividends receivable .......................................................          1,611
   Receivable for investments sold ............................................        319,214
   Prepaid expenses ...........................................................            530
                                                                                   -----------
     Total Assets: ............................................................      9,442,668
                                                                                   -----------
Liabilities:
   Payable for investments purchased ..........................................        183,652
   Investment advisory fees ...................................................          2,671
   Other fees .................................................................          7,910
                                                                                   -----------
     Total Liabilities: .......................................................        194,233
                                                                                   -----------
Net Assets:
   Capital ....................................................................     10,723,225
   Accumulated net investment loss ............................................        (38,034)
   Accumulated net realized losses from investment transactions ...............       (792,046)
   Net unrealized depreciation from investments ...............................       (644,710)
                                                                                   -----------
     Net Assets ...............................................................    $ 9,248,435
                                                                                   ===========
Outstanding units of beneficial interest (shares) .............................      1,072,687
                                                                                   ===========
Net asset value -- offering and redemption price per share ....................    $      8.62
                                                                                   ===========


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Large Company Growth Fund
--------------------------------------------------------------------------------
 Statement of Operations
 For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest income ..............................................................  $        28
   Dividend income ..............................................................       29,009
                                                                                   -----------
        Total investment income .................................................       29,037
                                                                                   -----------
Expenses:
   Investment advisory fees .....................................................       37,641
   Administration fees ..........................................................       10,173
   Accounting fees ..............................................................       17,745
   Audit fees ...................................................................        5,890
   Custodian fees ...............................................................        4,899
   Transfer agent fees ..........................................................        6,066
   Other fees ...................................................................        5,004
                                                                                   -----------
   Total expenses before voluntary fee reductions ...............................       87,418
   Expenses voluntarily reduced by the investment advisor .......................      (20,347)
                                                                                   -----------
     Net expenses ...............................................................       67,071
                                                                                   -----------
Net investment loss .............................................................      (38,034)
                                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions ................................     (781,125)
Change in unrealized appreciation (depreciation) from investments ...............   (1,493,584)
                                                                                   -----------
   Net realized/unrealized losses from investments ..............................   (2,274,709)
                                                                                   -----------
   Change in net assets resulting from operations ...............................  $(2,312,743)
                                                                                   ===========

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Large Company Growth Fund
--------------------------------------------------------------------------------
 Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                               For the Six      October 14, 2001
                                                                               Months Ended           thru
                                                                              June 30, 2002   December 31, 2001 (a)
                                                                              -------------   ---------------------
                                                                               (Unaudited)
From Investment Activities:

Operations:
   Net investment loss .....................................................   $   (38,034)         $    (7,310)
   Net realized losses from investment transactions ........................      (781,125)             (10,921)
   Change in unrealized appreciation (depreciation) from investments .......    (1,493,584)             848,874
                                                                                ----------          -----------
   Change in net assets resulting from operations ..........................    (2,312,743)             830,643
                                                                                ----------          -----------
Capital Transactions:
   Proceeds from shares issued .............................................       795,500           10,044,916
   Cost of shares redeemed .................................................      (109,881)                  --
                                                                               -----------          -----------
   Change in net assets from capital transactions ..........................       685,619           10,044,916
                                                                               -----------          -----------
   Change in net assets ....................................................    (1,627,124)          10,875,559
                                                                               -----------          -----------
Net Assets:
   Beginning of Period .....................................................    10,875,559                   --
                                                                               -----------          -----------
   End of Period ...........................................................   $ 9,248,435          $10,875,559
                                                                               ===========          ===========
Share Transactions:
   Issued ..................................................................        80,270            1,004,243
   Redeemed ................................................................       (11,826)                  --
                                                                               -----------          -----------
   Change in shares ........................................................        68,444            1,004,243
                                                                               ===========          ===========

----------------------
(a) Period from commencement of operations.


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
  BB&T Large Company Growth Fund
--------------------------------------------------------------------------------
  Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                           For the Six       October 14, 2001
                                                                           Months Ended            thru
                                                                          June 30, 2002    December 31, 2001 (a)
                                                                          -------------    ---------------------
                                                                           (Unaudited)
Net Asset Value, Beginning of Period ...................................     $ 10.83              $ 10.00
                                                                             -------              -------
Investment Activities:
   Net investment loss .................................................       (0.03)               (0.01)
   Net realized and unrealized gains (losses) on investments ...........       (2.18)                0.84
                                                                             -------              -------
   Total from Investment Activities ....................................       (2.21)                0.83
                                                                             -------              -------
Net Asset Value, End of Period .........................................     $  8.62              $ 10.83
                                                                             =======              =======
Total Return ...........................................................      (20.41%)(b)            8.30%(b)

Ratios/Supplementary Data:
   Net Assets, End of Period (000) .....................................     $ 9,248              $10,876
   Ratio of expenses to average net assets .............................        1.32% (c)            1.19% (c)
   Ratio of net investment loss to average net assets ..................       (0.75%)(c)           (0.32%)(c)
   Ratio of expenses to average net assets* ............................        1.72% (c)            1.59% (c)
   Portfolio turnover ..................................................       53.62%               16.20%

--------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Manager Aggressive Growth Fund
--------------------------------------------------------------------------------
 Schedule of Portfolio Investments
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                               Value
------                                                               -----
Investment Companies (100.0%):
312,697    BB&T Equity Index Fund ............................    $ 2,082,560
308,364    BB&T International Equity Fund ....................      2,460,743
436,467    BB&T Large Company Growth Fund ....................      3,338,974
310,271    BB&T Large Company Value Fund .....................      4,995,359
 76,886    BB&T Mid Cap Growth Fund ..........................        742,722
 85,248    BB&T Mid Cap Value Fund ...........................      1,116,751
 66,478    BB&T Small Company Growth Fund ....................        764,492
742,347    BB&T U.S. Treasury Money Market Fund ..............        742,347
                                                                  -----------
           Total Investment Companies ........................     16,243,948
                                                                  -----------
Total Investments in Affiliates
(Cost $19,205,886) (a) -- 100.0% .............................     16,243,948
Liabilities in excess of other assets -- (0.00%) .............           (555)
                                                                  -----------
NET ASSETS -- 100.0% .........................................    $16,243,393
                                                                  ===========

----------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation as follows:

           Unrealized appreciation ............   $     8,695
           Unrealized depreciation ............    (2,970,633)
                                                  -----------
           Net unrealized depreciation ........   $(2,961,938)
                                                  ===========
See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Manager Aggressive Growth Fund
--------------------------------------------------------------------------------
 Statement of Assets and Liabilities
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments in affiliates, at value (cost $19,205,886) ..................   $ 16,243,948
   Dividends receivable ....................................................          8,659
   Prepaid expenses ........................................................            859
                                                                               ------------
        Total Assets .......................................................     16,253,466
                                                                               ------------
Liabilities:
   Accrued expenses and other payables:
     Investment advisory fees ..............................................          2,036
     Other fees ............................................................          8,037
                                                                               ------------
        Total Liabilities ..................................................         10,073
                                                                               ------------
Net assets:
   Capital .................................................................     19,012,341
   Accumulated net investment loss .........................................         (9,048)
   Accumulated net realized gains on investments with affiliates ...........        202,038
   Net unrealized depreciation on investments with affiliates ..............     (2,961,938)
                                                                               ------------

        Net Assets .........................................................   $ 16,243,393
                                                                               ============
Outstanding units of beneficial interest (shares) ..........................      1,936,449
                                                                               ============
Net asset value -- offering and redemption price per share .................   $       8.39
                                                                               ============


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Manager Aggressive Growth Fund
--------------------------------------------------------------------------------
 Statement of Operations
 For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividend income from affiliates ........................................................   $     44,965
                                                                                              ------------
        Total investment income ...........................................................         44,965
                                                                                              ------------

Expenses:
   Investment advisory fees ...............................................................         20,650
   Administration fees ....................................................................          5,782
   Accounting fees ........................................................................          9,625
   Audit fees .............................................................................          6,659
   Custodian fees .........................................................................          4,663
   Legal fees .............................................................................          4,893
   Transfer agent fees ....................................................................          6,250
   Other fees .............................................................................          3,751
                                                                                              ------------
   Total expenses before voluntary reductions .............................................         62,273
   Expenses voluntarily reduced by the investment advisor .................................         (8,260)
                                                                                              ------------
     Net expenses .........................................................................         54,013
                                                                                              ------------
   Net investment loss ....................................................................         (9,048)
                                                                                              ------------

Realized/Unrealized Gains (Losses) from Investments with affiliates:
   Net realized losses on investments with affiliates .....................................         (7,266)
   Change in unrealized appreciation (depreciation) from investments with affiliates ......     (1,676,483)
                                                                                              ------------
   Net realized/unrealized losses from investments with affiliates ........................     (1,683,749)
                                                                                              ------------
   Change in net assets resulting from operations .........................................   $ (1,692,797)
                                                                                              ------------


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Capital Manager Aggressive Growth Fund
--------------------------------------------------------------------------------
 Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                    For the Six           May 1, 2001
                                                                                    Months Ended             thru
                                                                                   June 30, 2002     December 31, 2001 (a)
                                                                                   -------------     ---------------------
                                                                                    (Unaudited)
From Investment Activiites:

Operations:
   Net investment income (loss) ...............................................    $     (9,048)         $     19,298
   Net realized losses on investments with affiliates .........................          (7,266)              (59,198)
   Net realized gain distributions from affiliates ............................              --               268,502
   Change in unrealized depreciation from investments with affiliates .........      (1,676,483)           (1,285,455)
                                                                                   ------------          ------------
   Change in net assets resulting from operations .............................      (1,692,797)           (1,056,853)
                                                                                   ------------          ------------

Dividends to Shareholders:
   From net investment income .................................................              --               (19,928)
                                                                                   ------------          ------------
   Change in net assets from shareholder dividends ............................              --               (19,928)
                                                                                   ------------          ------------

Capital transactions:
   Proceeds from shares issued ................................................       1,957,218            17,371,520
   Dividends reinvested .......................................................           7,480                11,818
   Cost of shares redeemed ....................................................        (323,633)              (12,062)
                                                                                   ------------          ------------
   Change in net assets from capital transactions .............................       1,641,065            17,371,276
                                                                                   ------------          ------------
   Change in net assets .......................................................         (51,732)           16,295,125
                                                                                   ------------          ------------

Net Assets:
   Beginning of period ........................................................      16,295,125                    --
                                                                                   ------------          ------------
   End of period ..............................................................    $ 16,243,393          $ 16,295,125
                                                                                   ============          ============

Share Transactions:
   Issued .....................................................................         216,033             1,756,725
   Reinvested .................................................................             806                 1,301
   Redeemed ...................................................................         (37,124)               (1,292)
                                                                                   ------------          ------------
   Change in shares ...........................................................         179,715             1,756,734
                                                                                   ============          ============

----------------
(a) Period from commencement of operations.


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
  BB&T Capital Manager Aggressive Growth Fund
--------------------------------------------------------------------------------
  Financial Highlights

--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                          For the Six         May 1, 2001
                                                                          Months Ended            thru
                                                                         June 30, 2002     December 31, 2001 (a)
                                                                         -------------     ---------------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period .................................      $   9.28           $  10.00
                                                                            --------           --------

Investment activities:
   Net investment income (loss) ......................................            -- (b)           0.01
   Net realized and unrealized losses from investments ...............         (0.89)             (0.72)
                                                                            --------           --------
   Total investment activities .......................................         (0.89)             (0.71)
                                                                            --------           --------

Dividends:
   Net investment income .............................................            --              (0.01)
                                                                            --------           --------
Net Asset Value, End of Period .......................................      $   8.39           $   9.28
                                                                            ========           ========
Total Return .........................................................         (9.59%)(c)         (7.08%)(c)

Ratios/Supplemental Data:
   Net assets, End of Period (000) ...................................      $ 16,243           $ 16,295
   Ratio of expenses to average net assets ...........................          0.65% (d)          0.54% (d)
   Ratio of net investment income (loss) to average net assets .......         (0.11%)(d)          0.18% (d)
   Ratio of expenses to average net assets* ..........................          0.75% (d)          0.63% (d)
   Portfolio turnover rate ...........................................          0.65%              9.18%

-------------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount less than $0.005.
(c) Not annualized.
(d) Annualized.


See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
 BB&T Variable Insurance Funds
--------------------------------------------------------------------------------
 Notes to Financial Statements
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

 1.  Organization:

     The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth & Income Fund, the BB&T Capital Appreciation Fund, the BB&T Large Company Growth Fund and the BB&T Capital Manager Aggressive Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

 2.  Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Aggressive Growth Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

     Securities Valuation--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost , which approximates current value. Investments in the BB&T Capital Manager Aggressive Growth Fund are valued at their net asset value as reported by the Underlying Funds.

     Securities Transactions and Related Income--Securities transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, LLC ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Dividends and Distributions--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Federal Income Taxes--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments

--------------------------------------------------------------------------------
 BB&T Variable Insurance Funds
--------------------------------------------------------------------------------
 Notes to Financial Statements -- (continued)
 June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

     at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

     Other--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

 3.  Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2002 are as follows:

                                                   Purchases          Sales
                                                  -----------      -----------
     Growth & Income Fund ....................    $ 7,395,710      $ 3,173,364
     Capital Appreciation Fund ...............      4,773,209        4,431,613
     Large Company Growth Fund ...............      6,086,440        5,368,210
     Capital Manager Aggressive Growth
      Fund ...................................      1,661,000          103,000

 4.  Related Party Transactions:

     Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds.

     Information regarding these transactions is as follows for the period ended June 30, 2002:

                                                       Annual Fee Rate
                                                       ---------------
     Growth & Income Fund .........................         0.74%
     Capital Appreciation Fund ....................         0.74%
     Large Company Growth Fund ....................         0.74%
     Capital Manager Aggressive Growth Fund .......         0.25%

     BISYS Fund Services Ohio, Inc. d/b/a BISYS Fund Services ("BISYS Ohio"), with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as distributor of the Funds.

     Information regarding these transactions is as follows for the period ended June 30, 2002:

                                                       Annual Fee Rate
                                                       ---------------
     BB&T Growth and Income Fund ..................         0.20%
     BB&T Capital Appreciation Fund ...............         0.20%
     BB&T Large Company Growth Fund ...............         0.20%
     BB&T Capital Manager Aggressive Growth
      Fund ........................................         0.07%

     BISYS Ohio serves the Funds as transfer agent and fund accountant. BISYS, an Ohio Limited Partnership and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2002, the Funds did not participate in any service plans.